CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 4,639,282	¥ 6,249,224
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	1,120,839	1,416,772
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	1,019,391	97,949
Long-term debt, liabilities accounted for at fair value	¥ 2,756,062	¥ 2,703,021
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	4,800,000,000	4,800,000,000
Common stock, issued	2,539,249,894	2,539,249,894
Treasury stock, shares	4,659,024	3,889,782